Consolidated schedule of Investments (unaudited)
August 31, 2026
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 Western Asset Inflation-Linked Opportunities & Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 106.8%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	3,311,960	$3,307,702
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	20,647,500	21,071,843
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	31,108,800	31,370,349 (a)
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	107,665,260	112,322,236 (a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	8,961,464	8,435,839
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	14,779,200	10,965,531
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	19,057,703	15,071,304 (b)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	53,606,826	36,885,897 (a)(c)
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	45,722,688	24,611,454
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	22,553,420	11,065,455
U.S. Treasury Bonds, Inflation Indexed	2.375%	2/15/56	2,040,271	1,793,238
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	13,443,210	13,400,635
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	49,676,340	48,898,543 (a)
U.S. Treasury Notes, Inflation Indexed	1.625%	10/15/27	18,037,600	17,951,843
U.S. Treasury Notes, Inflation Indexed	0.500%	1/15/28	14,892,460	14,533,784 (a)
U.S. Treasury Notes, Inflation Indexed	1.250%	4/15/28	16,700,400	16,419,102
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	18,515,980	17,984,526
U.S. Treasury Notes, Inflation Indexed	1.625%	10/15/29	12,735,960	12,592,839 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	1,297,990	1,215,701
U.S. Treasury Notes, Inflation Indexed	1.625%	4/15/30	15,736,200	15,456,412 (a)
U.S. Treasury Notes, Inflation Indexed	1.125%	10/15/30	14,453,740	13,944,398 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/31	7,475,940	6,816,601
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	23,492,040	21,101,842 (a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	40,359,960	37,793,769 (a)(c)
U.S. Treasury Notes, Inflation Indexed	1.750%	1/15/34	36,937,940	35,641,567 (a)
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/35	33,438,804	32,891,030
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/35	23,400,675	22,522,796

Total U.S. Treasury Inflation Protected Securities (Cost — $646,721,784)				606,066,236
Collateralized Mortgage Obligations(d) — 9.2%
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	1,432,931	1,430,030 (e)
Banc of America Funding Trust, 2015-R2 5A2	3.041%	9/29/36	3,339,097	2,791,730 (e)(f)
BANK5, 2026-5YR22 A3	5.713%	6/15/59	1,270,000	1,296,227 (f)
BAY Trust, 2026-MDWS A (1 mo. Term SOFR + 1.643%)	5.283%	6/15/41	1,450,000	1,447,176 (e)(f)
BDS LLC, 2026-FL17 A (1 mo. Term SOFR + 1.350%)	4.997%	5/19/43	900,000	901,143 (e)(f)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.097%	9/15/54	7,836,175	233,230 (f)
BOCA Commercial Mortgage Trust, 2025-BOCA A (1 mo. Term SOFR + 1.600%)	5.239%	12/15/42	1,080,000	1,085,546 (e)(f)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.389%	8/15/42	1,490,000	1,492,728 (e)(f)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	7.329%	4/15/40	2,696,494	2,704,025 (e)(f)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	6.015%	6/12/40	570,000	576,461 (e)(f)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	750,000	762,440
Dwight Issuer LLC, 2026-FL2 A (1 mo. Term SOFR + 1.400%)	5.039%	1/18/44	2,000,000	2,001,870 (e)(f)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.939%	10/15/42	544,774	546,419 (e)(f)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

Consolidated schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	7.393%	2/25/42	1,540,000	$1,560,113 (e)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.143%	6/25/42	1,820,000	1,872,121 (e)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA1 M1A (30 Day Average SOFR + 2.100%)	5.745%	3/25/43	299,266	302,050 (e)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	5.593%	2/25/44	1,850,000	1,864,888 (e)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2026-DNA2 B1 (30 Day Average SOFR + 2.100%)	5.743%	3/25/46	1,470,000	1,489,405 (e)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2026-HQA1 M2 (30 Day Average SOFR + 1.500%)	5.143%	5/25/46	1,570,000	1,573,062 (e)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	710,017	650,952 (e)(f)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.008%	1/25/40	1,660,000	1,672,983 (e)(f)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	6.743%	10/25/41	1,540,000	1,544,686 (e)(f)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	9.643%	10/25/41	1,540,000	1,550,470 (e)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R02 1B1 (30 Day Average SOFR + 5.550%)	9.193%	1/25/43	480,000	506,569 (e)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	6.743%	6/25/43	550,000	567,159 (e)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	6.343%	7/25/43	790,000	807,390 (e)(f)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	5.443%	2/25/44	500,000	503,516 (e)(f)
GS Mortgage Securities Trust, 2020-GC45 A5	2.911%	2/13/53	380,000	354,652
HOMES Trust, 2026-NQM5 A1	5.679%	7/25/71	330,000	329,403 (e)(f)
Hudson Yards Mortgage Trust, 2026-10HY A	5.255%	12/10/39	870,000	860,757 (e)(f)
MF1 LLC, 2022-FL9 A (1 mo. Term SOFR + 2.150%)	5.797%	6/19/37	1,179,100	1,179,837 (e)(f)
MLTI Trust, 2026-MLTI A10 (1 mo. Term SOFR + 1.400%)	5.039%	6/15/39	1,400,000	1,403,392 (e)(f)
Morgan Stanley Residential Mortgage Loan Trust, 2026-CLTR1 A1	5.612%	7/25/68	632,333	632,313 (e)(f)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	1,520,000	1,383,010 (e)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	330,000	333,066
New Residential Mortgage Loan Trust, 2026-NQM3 A3	5.189%	2/25/66	1,491,092	1,465,331 (e)
NYC Commercial Mortgage Trust, 2025-28L F	8.401%	11/5/38	2,000,000	1,993,724 (e)(f)
OAKRE Issuer LLC, 2026-FL1 A (1 mo. Term SOFR + 1.500%)	5.208%	2/18/44	570,000	570,878 (e)(f)
OBX Trust, 2024-NQM17 A3	6.015%	11/25/64	935,934	937,962 (e)
OBX Trust, 2025-NQM4 A3	5.755%	2/25/55	1,010,512	1,007,019 (e)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	748,236	746,723 (e)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(d) — continued
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	756,797	$759,877 (e)
PRPM Trust, 2024-NQM4 A1	5.674%	12/26/69	451,373	450,965 (e)
SLG Office Trust, 2026-OMA A	5.131%	4/15/41	1,460,000	1,443,516 (e)(f)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	4.640%	1/15/39	390,000	389,917 (e)(f)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.082%	2/15/42	300,000	297,955 (e)(f)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	261,106	257,491
Verus Securitization Trust, 2022-1 B1	4.007%	1/25/67	920,000	714,630 (e)(f)
Verus Securitization Trust, 2025-8 A3	5.224%	9/25/70	376,251	371,699 (e)
Verus Securitization Trust, 2026-6 A1	5.513%	7/27/71	288,497	287,483 (e)(f)
Verus Securitization Trust, 2026-INV1 A1	5.635%	7/25/71	340,000	339,449 (e)(f)
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.593%	4/15/54	3,780,520	187,362 (f)

Total Collateralized Mortgage Obligations (Cost — $52,378,874)				52,432,800
Corporate Bonds & Notes — 8.5%
Communication Services — 0.1%
Media — 0.1%
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	380,000	396,910 (e)
Wireless Telecommunication Services — 0.0%††
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	100,000	99,613

Total Communication Services				496,523
Consumer Discretionary — 1.0%
Automobiles — 0.0%††
Ford Motor Credit Co. LLC, Senior Notes	5.431%	8/13/29	200,000	200,001
Broadline Retail — 0.3%
Prosus NV, Senior Notes	3.061%	7/13/31	1,900,000	1,715,790 (e)
Hotels, Restaurants & Leisure — 0.7%
Sands China Ltd., Senior Notes	5.400%	8/8/28	2,480,000	2,497,576
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	189,541
Sands China Ltd., Senior Notes	4.375%	6/18/30	600,000	581,577
Sands China Ltd., Senior Notes	3.250%	8/8/31	600,000	542,142
Total Hotels, Restaurants & Leisure				3,810,836

Total Consumer Discretionary				5,726,627
Energy — 2.9%
Oil, Gas & Consumable Fuels — 2.9%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	270,000	259,615
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	1,230,000	1,255,879 (e)
Ecopetrol SA, Senior Notes	4.625%	11/2/31	1,900,000	1,745,754
Energy Transfer LP, Senior Notes	5.250%	4/15/29	1,200,000	1,210,740
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	2,880,000	2,754,378
EOG Resources Inc., Senior Notes	4.375%	4/15/30	70,000	68,887
EQT Corp., Senior Notes	5.000%	1/15/29	1,240,000	1,241,574
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,420,000	1,443,038
ONEOK Inc., Senior Notes	5.800%	11/1/30	1,180,000	1,209,205
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,410,000	1,434,038
Targa Resources Corp., Senior Notes	4.200%	2/1/33	1,300,000	1,215,564
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

Consolidated schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Venture Global LNG Inc., Senior Secured Notes	6.625%	6/15/36	220,000	$220,973 (e)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,350,000	2,243,290

Total Energy				16,302,935
Financials — 0.4%
Banks — 0.0%††
HSBC Holdings PLC, Senior Notes (5.243% to 8/14/31 then SOFR + 1.160%)	5.243%	8/14/32	280,000	278,264 (f)
Financial Services — 0.4%
ILFC E-Capital Trust II, Ltd. GTD	6.730%	12/21/65	2,084,000	1,882,626 (e)(f)
Rocket Cos. Inc., Senior Notes	6.500%	6/15/34	360,000	365,936 (e)
Total Financial Services				2,248,562

Total Financials				2,526,826
Health Care — 0.4%
Health Care Providers & Services — 0.0%††
Icon Investments Six DAC, Senior Notes	5.064%	8/13/29	200,000	199,642 (e)
Pharmaceuticals — 0.4%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,970,000	1,969,152 (e)

Total Health Care				2,168,794
Industrials — 0.7%
Aerospace & Defense — 0.5%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	30,000	26,118
General Dynamics Corp., Senior Notes	4.250%	4/1/50	3,470,000	2,786,732
Total Aerospace & Defense				2,812,850
Trading Companies & Distributors — 0.2%
EquipmentShare.com Inc., Secured Notes	7.125%	7/1/34	740,000	729,198 (e)
QXO Building Products Inc., Senior Notes	6.500%	7/15/31	40,000	40,470 (e)
QXO Building Products Inc., Senior Notes	6.875%	7/15/34	110,000	111,365 (e)
Total Trading Companies & Distributors				881,033

Total Industrials				3,693,883
Information Technology — 0.2%
IT Services — 0.1%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	390,000	375,980 (e)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	480,000	466,043 (e)
Total IT Services				842,023
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Inc., Senior Notes	3.137%	11/15/35	400,000	322,087

Total Information Technology				1,164,110
Materials — 2.1%
Metals & Mining — 2.1%
Antofagasta PLC, Senior Notes	2.375%	10/14/30	1,110,000	991,112 (e)
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	1,960,000	1,991,478 (e)
Corp. Nacional del Cobre de Chile, Senior Notes	5.529%	1/30/37	910,000	882,736 (e)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,770,000	1,847,358 (e)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	680,000	698,308 (e)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	2,330,000	2,199,105 (e)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000	498,827 (e)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,630,000	$1,614,346 (e)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,360,000	1,354,933

Total Materials				12,078,203
Utilities — 0.7%
Electric Utilities — 0.7%
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	1,480,000	1,442,630 (e)
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	1,590,000	1,654,292
Entergy Louisiana LLC	5.500%	9/15/36	280,000	277,492
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	320,000	316,126 (e)
Virginia Electric and Power Co., Senior Notes	5.650%	8/15/36	250,000	250,529

Total Utilities				3,941,069
Total Corporate Bonds & Notes (Cost — $49,328,995)				48,098,970
Non-U.S. Treasury Inflation Protected Securities — 4.0%
Brazil — 3.1%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	5/15/29	35,402,119 BRL	6,523,819
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	39,067,347 BRL	7,031,951
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	24,619,532 BRL	3,987,747
Total Brazil				17,543,517
Mexico — 0.9%
Mexican Udibonos, Bonds	4.000%	11/30/28	86,700,634 MXN	5,148,469

Total Non-U.S. Treasury Inflation Protected Securities (Cost — $26,183,389)				22,691,986
Sovereign Bonds — 2.1%
Ecuador — 0.1%

Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	690,000	690,000 (e)
Mexico — 1.4%
Mexican Bonos, Senior Notes	7.750%	11/13/42	88,280,000 MXN	4,352,063
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	3,720,000	3,735,438
Total Mexico				8,087,501
Nigeria — 0.0%††

Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	280,000	282,608 (e)
Peru — 0.3%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	1,380,000	1,362,336
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	150,000	113,685
Total Peru				1,476,021
Supranational — 0.3%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	167,000,000 INR	1,730,561

Total Sovereign Bonds (Cost — $13,251,156)				12,266,691
Senior Loans — 1.5%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.1%
QTS Thunder Managing LLC, Term Loan (3 mo. Term SOFR + 2.250%)	6.025%	7/22/33	780,000	776,588 (f)(g)(h)
Media — 0.1%
Nexstar Media Inc., Term Loan B7 (1 mo. Term SOFR + 2.750%)	6.436%	3/18/33	609,429	612,180 (f)(g)(h)

Total Communication Services				1,388,768
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

Consolidated schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Inflation-Linked Opportunities & Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 0.1%
Specialty Retail — 0.1%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.936%	6/11/31	575,394	$577,540 (f)(g)(h)

Financials — 0.5%
Capital Markets — 0.1%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.186%	9/15/31	577,093	571,356 (f)(g)(h)
Insurance — 0.4%
AmWINS Group Inc., 2026 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.732%	1/30/32	766,111	759,829 (f)(g)(h)
Asurion LLC, New Term Loan B14 (3 mo. Term SOFR + 3.750%)	7.573%	2/23/33	608,475	584,389 (f)(g)(h)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.984%	6/20/30	79,527	79,813 (f)(g)(h)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.186%	7/31/31	596,985	597,734 (f)(g)(h)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.482%	5/6/31	40,000	39,480 (f)(g)(h)
Total Insurance				2,061,245

Total Financials				2,632,601
Health Care — 0.1%
Health Care Technology — 0.1%
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.936%	2/17/32	538,640	539,122 (f)(g)(h)

Information Technology — 0.3%
Software — 0.3%
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.982%	3/21/31	615,338	589,956 (f)(g)(h)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.536%	10/8/28	547,136	503,821 (f)(g)(h)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	6.073%	2/10/31	606,942	590,977 (f)(g)(h)

Total Information Technology				1,684,754
Materials — 0.2%
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B (1 mo. Term SOFR + 3.250%)	6.936%	4/1/32	1,134,271	1,120,093 (f)(g)(h)

Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Pathfinder Power LLC, Term Loan B	—	6/22/33	700,000	700,878 (i)

Total Senior Loans (Cost — $8,658,294)				8,643,756
Total Investments before Short-Term Investments (Cost — $796,522,492)				750,200,439
			Shares
Short-Term Investments — 1.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $10,623,535)	3.616%		10,623,535	10,623,535 (j)(k)
Total Investments — 134.0% (Cost — $807,146,027)				760,823,974
Liabilities in Excess of Other Assets — (34.0)%				(193,220,791)
Total Net Assets — 100.0%				$567,603,183

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Opportunities & Income Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(c)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	All or a portion of this loan has not settled as of August 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2026, the total market value of investments in Affiliated Companies was $10,623,535 and the cost was $10,623,535 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
DAC	—	Designated Activity Company
GTD	—	Guaranteed
INR	—	Indian Rupee
IO	—	Interest Only
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
At August 31, 2026, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Morgan Stanley & Co. Inc.	3.860%	6/5/2026	12/7/2026	$199,091,417	U.S. Treasury Inflation Protected Securities Cash	$199,664,683 3,250,000
				$199,091,417		$202,914,683

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

Consolidated schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Inflation-Linked Opportunities & Income Fund
At August 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian Dollar	62	9/26	$4,356,218	$4,441,060	$84,842
U.S. Treasury 5-Year Notes	67	12/26	7,129,817	7,082,110	(47,707)
					37,135
Contracts to Sell:
U.S. Treasury 2-Year Notes	4	12/26	822,923	820,938	1,985
U.S. Treasury 10-Year Notes	139	12/26	15,094,058	14,964,219	129,839
U.S. Treasury Ultra 10-Year Notes	5	12/26	551,442	547,109	4,333
U.S. Treasury Ultra Long-Term Bonds	77	12/26	8,570,576	8,472,406	98,170
					234,327
Net unrealized appreciation on open futures contracts					$271,462
At August 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	61,014,273	USD	11,775,180	JPMorgan Chase & Co.	9/2/26	$(4,008)
USD	11,802,285	BRL	61,014,273	JPMorgan Chase & Co.	9/2/26	31,113
USD	4,032,119	BRL	21,060,000	Goldman Sachs Group Inc.	10/2/26	(2,860)
USD	7,649,591	BRL	39,954,273	Goldman Sachs Group Inc.	10/2/26	(5,426)
USD	7,155,750	MXN	125,978,904	BNP Paribas SA	10/16/26	(229,316)
USD	1,873,432	INR	180,300,984	Citibank N.A.	10/16/26	(14,668)
ZAR	49,134,342	USD	3,002,052	Citibank N.A.	10/16/26	38,527
Net unrealized depreciation on open forward foreign currency contracts						$(186,638)

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
INR	—	Indian Rupee
MXN	—	Mexican Peso
USD	—	United States Dollar
ZAR	—	South African Rand
At August 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$12,565,000	6/29/31	2.368%	CPURNSA	$46,515	—	$46,515
	16,020,000	7/30/31	CPURNSA	2.316%	(40,162)	—	(40,162)
	16,020,000	7/30/36	2.346%	CPURNSA	64,781	—	64,781
Total	$44,605,000				$71,134	—	$71,134

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Opportunities & Income Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.46 Index	$23,464,140	6/20/31	5.000% quarterly	$1,858,200	$856,961	$1,001,239
Markit CDX.NA.IG.46 Index	23,605,000	6/20/31	1.000% quarterly	504,812	360,250	144,562
Total	$47,069,140			$2,363,012	$1,217,211	$1,145,801

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$8,736,000	10/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$(59,538)	—	$(59,538)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
CPURNSA	3.350%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

Consolidated schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Inflation-Linked Opportunities & Income Fund
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	12,920,556	$11,963,660	6.24%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,594,492	6,061,265	3.16%
Argentine Republic Government International Bond, 5.000% due 1/9/38	7,590,467	6,026,831	3.15%
Bahamas Government International Bond, 8.250% due 6/24/36	6,777,686	7,482,565	3.91%
Benin Government International Bond, 7.960% due 2/13/38	5,683,236	6,019,968	3.14%
Costa Rica Government International Bond, 6.550% due 4/3/34	6,515,408	6,831,601	3.57%
Dominican Republic International Bond, 4.500% due 1/30/30	8,669,466	8,353,030	4.36%
Ecuador Government International Bond, 6.900% due 7/31/35	8,084,612	7,391,356	3.86%
Ecuador Government International Bond, 8.750% due 1/29/34	2,720,532	2,712,806	1.42%
Egypt Government International Bond, 5.800% due 9/30/27	2,466,225	2,463,931	1.29%
Egypt Government International Bond, 7.903% due 2/21/48	4,655,184	4,184,359	2.18%
El Salvador Government International Bond, 7.125% due 1/20/50	6,714,870	6,137,391	3.20%
Ethiopia International Bond, 6.625% due 12/11/27(a)	6,636,265	7,068,244	3.69%
Ghana Government International Bond, 5.000% due 7/3/29	2,655,721	1,964,050	1.02%
Ghana Government International Bond, 5.000% due 7/3/35	4,434,962	4,131,145	2.16%
Guatemala Government Bond, 5.375% due 4/24/32	5,936,111	5,864,878	3.06%
Ivory Coast Government International Bond, 6.750% due 2/25/41	7,175,739	6,835,968	3.57%
Ivory Coast Government International Bond, 7.625% due 1/30/33	5,614,868	5,959,284	3.11%
Jordan Government International Bond, 7.500% due 1/13/29	3,702,694	3,835,903	2.00%
KazMunayGas National Co. JSC, 6.375% due 10/24/48	2,941,617	2,843,720	1.48%
Mozambique International Bond, 9.000% due 9/15/31	4,593,984	4,201,979	2.19%
Nigeria Government International Bond, 7.375% due 9/28/33	12,028,879	12,284,613	6.41%
OCP SA, 6.700% due 3/1/36	3,791,951	3,885,764	2.03%
Paraguay Government International Bond, 6.100% due 8/11/44	4,817,303	4,698,677	2.45%
Petroleos de Venezuela SA, 5.375% due 4/12/27(a)	26,257,317	9,691,503	5.06%
Provincia de Buenos Aires/Government Bonds, 6.625% due 9/1/37	4,794,615	3,269,497	1.71%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	4,348,672	3,973,512	2.07%
Republic of South Africa Government International Bond, 5.000% due 10/12/46	9,396,291	7,214,895	3.77%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	6,321,710	5,795,617	3.02%
Senegal Government International Bond, 6.250% due 5/23/33	3,348,827	1,670,227	0.87%
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Opportunities & Income Fund
Security	Face Amount	Value	Weight
Senegal Government International Bond, 6.750% due 3/13/48	7,159,132	$3,542,643	1.85%
Sri Lanka Government International Bond, 3.100% due 1/15/30	2,511,761	2,586,172	1.35%
Sri Lanka Government International Bond, 3.350% due 3/15/33	2,157,801	2,073,819	1.08%
Sri Lanka Government International Bond, 3.600% due 6/15/35	1,848,978	1,526,886	0.80%
Sri Lanka Government International Bond, 4.000% due 4/15/28	4,139,206	2,092,868	1.09%
Ukraine Government International Bond, 0.000% due 2/1/34	2,192,016	1,216,569	0.63%
Ukraine Government International Bond, 0.000% due 2/1/35	1,877,089	1,085,896	0.57%
Ukraine Government International Bond, 0.000% due 2/1/36	1,886,444	1,087,535	0.57%
Ukraine Government International Bond, 4.500% due 2/1/34	3,287,505	2,256,872	1.18%
Ukraine Government International Bond, 4.500% due 2/1/35	3,256,104	2,191,358	1.14%
Ukraine Government International Bond, 4.500% due 2/1/36	1,705,595	1,132,515	0.59%
Total		191,611,372	100.00%
(a)
The coupon payment on this security is currently in default as of August 31, 2026.
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Inflation-Linked Opportunities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on February 25, 2004.
The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities. The Fund may invest up to 100% of its total managed assets in non-U.S. dollar investments. The Fund may also invest up to 40% of its total managed assets in below investment grade securities. If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.
The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Opportunities & Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the Consolidated Schedule of Investments of the Fund and the Subsidiary.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$606,066,236	—	$606,066,236
Collateralized Mortgage Obligations	—	52,432,800	—	52,432,800
Corporate Bonds & Notes	—	48,098,970	—	48,098,970
Non-U.S. Treasury Inflation Protected Securities	—	22,691,986	—	22,691,986
Sovereign Bonds	—	12,266,691	—	12,266,691
Senior Loans	—	8,643,756	—	8,643,756
Total Long-Term Investments	—	750,200,439	—	750,200,439
Short-Term Investments†	$10,623,535	—	—	10,623,535
Total Investments	$10,623,535	$750,200,439	—	$760,823,974
Other Financial Instruments:
Futures Contracts††	$319,169	—	—	$319,169
Forward Foreign Currency Contracts††	—	$69,640	—	69,640
Centrally Cleared Interest Rate Swaps††	—	111,296	—	111,296
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	1,145,801	—	1,145,801
Total Other Financial Instruments	$319,169	$1,326,737	—	$1,645,906
Total	$10,942,704	$751,527,176	—	$762,469,880

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$47,707	—	—	$47,707
Forward Foreign Currency Contracts††	—	$256,278	—	256,278
Centrally Cleared Interest Rate Swaps††	—	40,162	—	40,162
OTC Total Return Swaps	—	59,538	—	59,538
Total	$47,707	$355,978	—	$403,685

†	See Consolidated Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected in such company for the period ended August 31, 2026.

	Affiliate Value at November 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,001,049	$205,126,749	205,126,749	$200,504,263	200,504,263

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$255,389	—	$10,623,535

Western Asset Inflation-Linked Opportunities & Income Fund 2026 Quarterly Report